Current and long-term debt - 2021 CMBFL lease financing (Details)	1 Months Ended	2 Months Ended
	Mar. 31, 2021	Mar. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Jul. 31, 2023	Dec. 31, 2022 USD ($)	Apr. 30, 2021 USD ($) vessel	Mar. 30, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,588,290,000		$ 1,436,224,000
Finance Lease - CMBFL Lease Financing 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, bareboat charter term	7 years
Net debt to capitalization ratio		0.60
Consolidated tangible net worth		$ 1,000,000,000
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Minimum ratio for fair value of vessels		120.00%
Borrowings			$ 61,500,000		$ 68,000,000
Finance Lease - CMBFL Lease Financing 2021 | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount						$ 25,000,000
Finance Lease - CMBFL Lease Financing 2021 | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel						500,000
Consolidated liquidity requirement per each chartered-in vessel						$ 250,000
Finance Lease - CMBFL Lease Financing 2021 | Handymax | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				3.25%
Finance Lease - CMBFL Lease Financing 2021 | MR | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				3.20%
STI Comandante, STI Brixton, STI Pimlico and STI Finchley | Finance Lease - CMBFL Lease Financing 2021 | Vessels | Handymax
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel						4
Borrowings							$ 58,800,000
STI Westminster | Finance Lease - CMBFL Lease Financing 2021 | Vessels | MR
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel						1
Borrowings						$ 20,250,000